Financial instruments (Details 17) (CHF) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financial assets (CHF million)
Loans	242,223	233,413
Financial liabilities (CHF million)
Due to banks and deposits	339,326	353,548
Short-term borrowings	18,641	26,116
Long-term debt	148,134	162,655
Carrying Value | Assets and liabilities not measured at fair value where a fair value is disclosed
Financial assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	69,791	78,290
Loans	218,281	208,963
Other financial assets	132,147	186,294
Financial liabilities (CHF million)
Due to banks and deposits	331,270	346,228
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	23,937	40,076
Short-term borrowings	14,128	22,569
Long-term debt	82,750	92,289
Other financial liabilities	89,361	96,844
Level 1 | Assets and liabilities not measured at fair value where a fair value is disclosed
Financial assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0
Loans	0
Other financial assets	63,900
Financial liabilities (CHF million)
Due to banks and deposits	200,838
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0
Short-term borrowings	0
Long-term debt	0
Other financial liabilities	0
Level 2 | Assets and liabilities not measured at fair value where a fair value is disclosed
Financial assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	69,764
Loans	221,030
Other financial assets	66,798
Financial liabilities (CHF million)
Due to banks and deposits	130,313
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	23,939
Short-term borrowings	14,131
Long-term debt	79,846
Other financial liabilities	88,121
Level 3 | Assets and liabilities not measured at fair value where a fair value is disclosed
Financial assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	27
Loans	4,482
Other financial assets	1,772
Financial liabilities (CHF million)
Due to banks and deposits	9
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0
Short-term borrowings	0
Long-term debt	4,546
Other financial liabilities	1,171
Total - at fair value | Assets and liabilities not measured at fair value where a fair value is disclosed
Financial assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	69,791	78,290
Loans	225,512	213,228
Other financial assets	132,470	186,333
Financial liabilities (CHF million)
Due to banks and deposits	331,160	346,147
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	23,939	40,076
Short-term borrowings	14,131	22,570
Long-term debt	84,392	89,172
Other financial liabilities	89,292	96,844
Bank
Financial assets (CHF million)
Loans	227,498	219,434
Financial liabilities (CHF million)
Due to banks and deposits	328,264	344,207
Short-term borrowings	14,838	26,116
Long-term debt	146,997	161,353
Bank | Carrying Value | Assets and liabilities not measured at fair value where a fair value is disclosed
Financial assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	69,783	78,262
Loans	204,551	195,813
Other financial assets	133,498	188,755
Financial liabilities (CHF million)
Due to banks and deposits	320,208	336,887
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	23,937	40,076
Short-term borrowings	10,325	22,569
Long-term debt	82,223	93,317
Other financial liabilities	89,275	96,497
Bank | Level 1 | Assets and liabilities not measured at fair value where a fair value is disclosed
Financial assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0
Loans	0
Other financial assets	63,519
Financial liabilities (CHF million)
Due to banks and deposits	193,288
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0
Short-term borrowings	0
Long-term debt	0
Other financial liabilities	0
Bank | Level 2 | Assets and liabilities not measured at fair value where a fair value is disclosed
Financial assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	69,755
Loans	206,214
Other financial assets	68,568
Financial liabilities (CHF million)
Due to banks and deposits	126,798
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	23,939
Short-term borrowings	10,328
Long-term debt	79,032
Other financial liabilities	88,035
Bank | Level 3 | Assets and liabilities not measured at fair value where a fair value is disclosed
Financial assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	27
Loans	4,482
Other financial assets	1,680
Financial liabilities (CHF million)
Due to banks and deposits	9
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0
Short-term borrowings	0
Long-term debt	4,546
Other financial liabilities	1,170
Bank | Total - at fair value | Assets and liabilities not measured at fair value where a fair value is disclosed
Financial assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	69,782	78,262
Loans	210,696	199,657
Other financial assets	133,767	188,793
Financial liabilities (CHF million)
Due to banks and deposits	320,095	336,809
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	23,939	40,076
Short-term borrowings	10,328	22,570
Long-term debt	83,578	90,017
Other financial liabilities	89,205	96,497